Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Offsetting of derivatives
Offsetting of derivatives
end of	2Q18		4Q17
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	3.7	3.4	2.5	1.8
OTC	71.7	66.9	83.3	79.0
Exchange-traded	0.3	0.4	0.1	0.2
Interest rate products	75.7	70.7	85.9	81.0
OTC-cleared	0.5	0.4	0.2	0.2
OTC	35.1	39.7	29.1	34.6
Exchange-traded	0.0	0.1	0.0	0.0
Foreign exchange products	35.6	40.2	29.3	34.8
OTC	11.2	10.6	11.7	11.7
Exchange-traded	9.9	11.8	9.2	9.8
Equity/index-related products	21.1	22.4	20.9	21.5
OTC-cleared	2.9	3.2	3.6	3.8
OTC	3.6	4.6	3.9	4.7
Credit derivatives	6.5	7.8	7.5	8.5
OTC	0.7	0.6	1.4	0.9
Other products [1]	0.7	0.6	1.4	0.9
OTC-cleared	7.1	7.0	6.3	5.8
OTC	122.3	122.4	129.4	130.9
Exchange-traded	10.2	12.3	9.3	10.0
Total gross derivatives subject to enforceable master netting agreements	139.6	141.7	145.0	146.7
Offsetting (CHF billion)
OTC-cleared	(6.7)	(6.8)	(5.7)	(5.4)
OTC	(108.0)	(113.5)	(114.5)	(122.1)
Exchange-traded	(9.5)	(10.8)	(8.6)	(9.6)
Offsetting	(124.2)	(131.1)	(128.8)	(137.1)
of which counterparty netting	(109.8)	(109.8)	(113.8)	(113.8)
of which cash collateral netting	(14.4)	(21.3)	(15.0)	(23.3)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.4	0.2	0.6	0.4
OTC	14.3	8.9	14.9	8.8
Exchange-traded	0.7	1.5	0.7	0.4
Total net derivatives subject to enforceable master netting agreements	15.4	10.6	16.2	9.6
Total derivatives not subject to enforceable master netting agreements [2]	4.2	4.6	3.4	5.2
Total net derivatives presented in the consolidated balance sheets	19.6	15.2	19.6	14.8
of which recorded in trading assets and trading liabilities	19.6	15.2	19.6	14.7
of which recorded in other assets and other liabilities	0.0	0.0	0.0	0.1
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	2Q18				4Q17
	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	84.6	(21.9)	62.7		89.4	(28.8)	60.6
Securities borrowing transactions	21.6	(5.1)	16.5		18.7	(5.0)	13.7
Total subject to enforceable master netting agreements	106.2	(27.0)	79.2		108.1	(33.8)	74.3
Total not subject to enforceable master netting agreements [1]	38.4	–	38.4		41.0	–	41.0
Total	144.6	(27.0)	117.6	[2]	149.1	(33.8)	115.3	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 75,706 million and CHF 77,498 million of the total net amount as of the end of 2Q18 and 4Q17, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	2Q18				4Q17
	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	38.9	(24.7)	14.2		49.4	(31.5)	17.9
Securities lending transactions	6.2	(2.3)	3.9		7.1	(2.3)	4.8
Obligation to return securities received as collateral, at fair value	43.6	0.0	43.6		37.0	0.0	37.0
Total subject to enforceable master netting agreements	88.7	(27.0)	61.7		93.5	(33.8)	59.7
Total not subject to enforceable master netting agreements [1]	3.7	–	3.7		4.9	–	4.9
Total	92.4	(27.0)	65.4		98.4	(33.8)	64.6
of which securities sold under repurchase agreements and securities lending transactions	46.9	(27.0)	19.9	[2]	60.3	(33.8)	26.5	[2]
of which obligation to return securities received as collateral, at fair value	45.5	0.0	45.5		38.1	0.0	38.1
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 9,457 million and CHF 15,262 million of the total net amount as of the end of 2Q18 and 4Q17, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
end of	2Q18						4Q17
	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	15.4	4.9		0.0		10.5	16.2	5.2		0.0		11.0
Securities purchased under resale agreements	62.7	62.7		0.0		0.0	60.6	60.6		0.0		0.0
Securities borrowing transactions	16.5	16.0		0.0		0.5	13.7	13.2		0.0		0.5
Total financial assets subject to enforceable master netting agreements	94.6	83.6		0.0		11.0	90.5	79.0		0.0		11.5
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	10.6	1.7		0.0		8.9	9.6	2.1		0.0		7.5
Securities sold under repurchase agreements	14.2	14.2		0.0		0.0	17.9	17.9		0.0		0.0
Securities lending transactions	3.9	3.4		0.0		0.5	4.8	4.4		0.0		0.4
Obligation to return securities received as collateral, at fair value	43.6	39.2		0.0		4.4	37.0	32.7		0.0		4.3
Total financial liabilities subject to enforceable master netting agreements	72.3	58.5		0.0		13.8	69.3	57.1		0.0		12.2
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Bank
Offsetting of derivatives
Offsetting of derivatives
end of	6M18		2017
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	3.7	3.4	2.5	1.8
OTC	71.7	66.9	83.3	79.0
Exchange-traded	0.3	0.4	0.1	0.2
Interest rate products	75.7	70.7	85.9	81.0
OTC-cleared	0.5	0.4	0.2	0.2
OTC	35.1	39.7	29.1	34.6
Exchange-traded	0.0	0.1	0.0	0.0
Foreign exchange products	35.6	40.2	29.3	34.8
OTC	11.2	10.7	11.7	12.0
Exchange-traded	9.9	11.8	9.2	9.8
Equity/index-related products	21.1	22.5	20.9	21.8
OTC-cleared	2.9	3.2	3.6	3.8
OTC	3.6	4.6	3.9	4.7
Credit derivatives	6.5	7.8	7.5	8.5
OTC	0.7	0.6	1.4	0.9
Other products [1]	0.7	0.6	1.4	0.9
OTC-cleared	7.1	7.0	6.3	5.8
OTC	122.3	122.5	129.4	131.2
Exchange-traded	10.2	12.3	9.3	10.0
Total gross derivatives subject to enforceable master netting agreements	139.6	141.8	145.0	147.0
Offsetting (CHF billion)
OTC-cleared	(6.7)	(6.8)	(5.7)	(5.4)
OTC	(108.0)	(113.6)	(114.5)	(122.4)
Exchange-traded	(9.5)	(10.8)	(8.6)	(9.6)
Offsetting	(124.2)	(131.2)	(128.8)	(137.4)
of which counterparty netting	(109.8)	(109.8)	(113.8)	(113.8)
of which cash collateral netting	(14.4)	(21.4)	(15.0)	(23.6)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.4	0.2	0.6	0.4
OTC	14.3	8.9	14.9	8.8
Exchange-traded	0.7	1.5	0.7	0.4
Total net derivatives subject to enforceable master netting agreements	15.4	10.6	16.2	9.6
Total derivatives not subject to enforceable master netting agreements [2]	4.3	4.6	3.7	5.2
Total net derivatives presented in the consolidated balance sheets	19.7	15.2	19.9	14.8
of which recorded in trading assets and trading liabilities	19.7	15.2	19.9	14.7
of which recorded in other assets and other liabilities	0.0	0.0	0.0	0.1
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	6M18				2017
	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	84.6	(21.9)	62.7		89.4	(28.8)	60.6
Securities borrowing transactions	21.6	(5.1)	16.5		18.7	(5.0)	13.7
Total subject to enforceable master netting agreements	106.2	(27.0)	79.2		108.1	(33.8)	74.3
Total not subject to enforceable master netting agreements [1]	38.4	–	38.4		41.0	–	41.0
Total	144.6	(27.0)	117.6	[2]	149.1	(33.8)	115.3	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 75,706 million and CHF 77,498 million of the total net amount as of 6M18 and 2017, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	6M18				2017
	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	38.9	(24.7)	14.2		49.4	(31.5)	17.9
Securities lending transactions	6.2	(2.3)	3.9		7.1	(2.3)	4.8
Obligation to return securities received as collateral, at fair value	43.6	0.0	43.6		37.0	0.0	37.0
Total subject to enforceable master netting agreements	88.7	(27.0)	61.7		93.5	(33.8)	59.7
Total not subject to enforceable master netting agreements [1]	3.7	–	3.7		4.9	–	4.9
Total	92.4	(27.0)	65.4		98.4	(33.8)	64.6
of which securities sold under repurchase agreements and securities lending transactions	46.9	(27.0)	19.9	[2]	60.3	(33.8)	26.5	[2]
of which obligation to return securities received as collateral, at fair value	45.5	0.0	45.5		38.1	0.0	38.1
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 9,457 million and CHF 15,262 million of the total net amount as of 6M18 and 2017, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
end of	6M18						2017
	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	15.4	4.9		0.0		10.5	16.2	5.2		0.0		11.0
Securities purchased under resale agreements	62.7	62.7		0.0		0.0	60.6	60.6		0.0		0.0
Securities borrowing transactions	16.5	16.0		0.0		0.5	13.7	13.2		0.0		0.5
Total financial assets subject to enforceable master netting agreements	94.6	83.6		0.0		11.0	90.5	79.0		0.0		11.5
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	10.6	1.7		0.0		8.9	9.6	2.1		0.0		7.5
Securities sold under repurchase agreements	14.2	14.2		0.0		0.0	17.9	17.9		0.0		0.0
Securities lending transactions	3.9	3.4		0.0		0.5	4.8	4.4		0.0		0.4
Obligation to return securities received as collateral, at fair value	43.6	39.2		0.0		4.4	37.0	32.7		0.0		4.3
Total financial liabilities subject to enforceable master netting agreements	72.3	58.5		0.0		13.8	69.3	57.1		0.0		12.2
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.